SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Consolidation

(a)	Consolidation

	i.	Subsidiaries - are entities controlled by the Company where control is achieved when the Company has the power to govern the financial and operating policies of the entity. The Company owns directly and indirectly 100% of all the subsidiaries. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company. With regards to the 2020 acquisition of Otis, the Company adopted the definition of a “business” in line with the guidance as issued in IFRS 3 (Revised) Business Combinations.

	ii.	Transactions eliminated on consolidation - intercompany transactions, balances, income and expenses are eliminated in preparing the consolidated financial statements.

Foreign currency transactions and translation

(b)	Foreign currency transactions and translation

	i.	Transactions and balances - foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Company’s consolidated statements of comprehensive income (loss).

All foreign exchange gains and losses are presented in the consolidated statement of comprehensive income (loss) within other expense.

ii.	Translation - the results and financial position of all the Company entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
●	Income and expenses for each statement of comprehensive income (loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
●	All resulting exchange differences have been recognized in other comprehensive income (loss) and accumulated as a separate component of equity.

Cash and Cash equivalents and restricted cash

(c)	Cash and Cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand, bank deposits and highly liquid short-term investments with a maturity date of three months or less when acquired. Restricted cash comprises cash deposited with banks, used to guarantee letters of credit issued by the Company.

Financial instruments

(d)	Financial instruments

Financial assets

Routine purchases and sales of financial assets are recognized on trade date, the date on which the Company commits to purchase or sell the asset. At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the consolidated statement of comprehensive income (loss).

Subsequent measurement of debt instruments depends on the classification of financial assets determined at initial recognition. Classification of financial assets depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. The Company classifies and provides for financial assets as follows:

●	Financial assets at fair value through profit or loss include principally the Company’s cash and cash equivalents, as well as foreign currency forward sales contracts. A financial asset is classified in this category if it does not meet the criteria for amortized cost or fair value through other comprehensive income, or is a derivative instrument not designated for hedging. Gains and losses arising from changes in fair value are presented in the consolidated statements of comprehensive income (loss) in the period in which they arise.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

●	Financial assets at fair value through other comprehensive income are financial assets that are held in a business model with an objective that is achieved by both collecting contractual cash flows and selling financial assets, and where the assets’ cash flows represent solely payments of principal and interest. Movements in the carrying amount are taken through other comprehensive income (loss), except for the recognition of impairment gains or losses, and foreign exchange gains and losses which are recognized in the consolidated statement of comprehensive income (loss). When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income (loss) is reclassified from equity to the consolidated statement of comprehensive income (loss) and recognized in other gains/(losses). Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the consolidated statement of comprehensive income (loss).

●	Financial assets at amortized cost are financial assets with the objective to hold assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. This includes the entities trade, and non-trade receivables. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in the consolidated statement of comprehensive income (loss) and presented in other gains/(losses), together with foreign exchange gains and losses.

At each balance sheet date, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. When sold or impaired, any accumulated fair value adjustments previously recognized are included in the consolidated statement of comprehensive income (loss).

For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Derivative financial instruments

The Company may hold derivative financial instruments to hedge its risk exposure to fluctuations in commodity prices, including the Company’s final product, consumables and other currencies compared to the USD. Derivative financial instruments are measured at fair value at each reporting period.

Non-hedged derivative financial instruments

All derivative instruments not designated in a hedge relationship that qualifies for hedge accounting are classified as financial instruments at fair value through profit or loss. Changes in fair value of non-hedged derivative financial instruments are included in the consolidated statement of comprehensive income (loss) as non-hedged derivative gains or losses.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

Financial liabilities

Transaction costs associated with financial instruments, carried at fair value through profit or loss, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability. The amortization of debt issue costs is calculated using the effective interest method.

Inventories

(e)	Inventories

Silver-lead and silver-zinc in concentrate and ore stockpiles are physically measured or estimated and valued at the lower of cost or net realizable value. Net realizable value is the estimated selling price, less estimated costs of completion and costs of selling final product.

Cost is determined by the weighted average method and comprises direct purchase costs and an appropriate portion of fixed and variable overhead costs, including amortization, incurred in converting materials into finished goods. The cost of production is allocated to joint products using a ratio of weighted average volume by product at each month end. Separately identifiable costs of conversion of each metal concentrate are specifically allocated.

Materials and supplies are valued at the lower of cost or net realizable value. Any provision for obsolescence is determined by reference to specific items. A regular review is undertaken to determine the extent of any provision for obsolescence by comparing items to their replacement costs.

When inventories have been written down to net realizable value, the Company makes a new assessment of net realizable value in each subsequent period. If the circumstances that caused the write-down no longer exist, the remaining amount of the write-down is reversed.

Property, plant and equipment

(f)	Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated amortization and any impairment charges. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate assets (major components) of property, plant and equipment.

The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in the consolidated statement of comprehensive income (loss) as incurred.

Amortization is recorded over the useful life of the asset, or over the remaining life of the mine, if shorter, as follows:

●	Mining properties – on a units-of-production basis;
●	Associated mining equipment – 3-10 years on a straight-line basis;
●	Buildings – 20 years on a straight-line basis; and
●	Processing equipment – 4-8 years on a straight-line basis.

Amortization charges on a unit-of-production basis are based on measured and indicated mineral resources.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

The method of amortization, estimates of residual values and useful lives are reassessed at least at each financial year-end, and any change in estimate is taken into account in the determination of future amortization charges.

Exploration and evaluation expenditures

(g)	Exploration and evaluation expenditures

Acquisitions of mineral rights are capitalized. Subsequent exploration and evaluation costs related to an area of interest are expensed as incurred on a project-by-project basis. When a licence is relinquished or a project is abandoned, the related costs are immediately recognized in the consolidated statement of comprehensive income (loss).

Exploration properties that contain estimated Proven and Probable Mineral Reserves, but for which a development decision has not yet been made, are subject to periodic review for impairment when events or changes in circumstances indicate the project’s carrying value may not be recoverable.

Exploration and evaluation assets are reclassified to “Mine Properties - Mines under construction” when the technical feasibility and commercial viability of extracting the Mineral Resources or Mineral Reserves are demonstrable and construction has commenced or a decision to construct has been made. Exploration and evaluation assets are assessed for impairment before reclassification to “Mines under construction”, and the impairment loss, if any, is recognized in the consolidated statement of comprehensive income (loss).

Development expenditure

(h)	Development expenditure

Development expenditures incurred by or on behalf of the Company are accumulated separately for each property in which an indicated resource has been identified. Such expenditures comprise costs directly attributable to the construction of a mine and the related infrastructure.

General and administrative costs are allocated to a development asset only to the extent that those costs can be related directly to development activities in the relevant area of interest. Once a development decision has been taken, the development expenditure is classified under property, plant and equipment as ‘‘development properties’’. A development property is reclassified as a “mining property’’ at the end of the commissioning phase, when the mine is capable of operating in the manner intended by management. No amortization is recognized in respect of development properties until they are reclassified as “mining properties’’. Each development property is tested for impairment in accordance with the Company’s impairment policy.

Mining properties

(i)	Mining properties

When further development expenditures are incurred in respect of a mining property after the commencement of production, such expenditures are carried forward as part of the mining property when it is probable that additional future economic benefits associated with the expenditure will flow to the consolidated entity. Otherwise, such expenditures are classified as a cost of production.

Amortization is charged using the units-of-production method. The units-of-production basis results in an amortization charge proportional to the depletion of measured and indicated resources. Mine properties are tested for impairment in accordance with the Company’s impairment policy.

Decommissioning and site rehabilitation provision

(j)	Decommissioning and site rehabilitation provision

The Company records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling and removing structures, rehabilitating mines and tailings dams, dismantling operating facilities, closure of plant and waste sites, and restoration, reclamation and re-vegetation of affected areas.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a discount rate that reflects the current market assessments of the time value of money. When the liability is initially recognized, the present value of the estimated cost is capitalised by increasing the carrying amount of the related mining asset.

The periodic unwinding of the discount applied in establishing the net present value of provisions due to the passage of time is recognized in the consolidated statement of comprehensive income (loss) as a finance cost. Changes in the rehabilitation estimate attributable to development will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur.

Mineral Rights

(k)	Mineral Rights

Mineral rights are carried at cost and amortized using a units-of-production method based on the resources that exist in the location that has access to such rights.

Methods of amortization and estimated useful lives are reassessed annually and any change in estimate is taken into account in the determination of future amortization charges.

Impairment

(l)	Impairment

i.	Financial assets - a financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

ii.	Non-financial assets - the carrying amounts of the Company’s non-financial assets, primarily property, plant and equipment and mineral rights, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, recoverable amount is estimated at the higher of the value-in-use and FVLCD.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into CGUs, the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

An impairment loss is recognized if the carrying amount of an asset or the CGU exceeds its estimated recoverable amount. Impairment losses are recognized in the consolidated statement of comprehensive income (loss). Impairment losses recognized in respect of the CGU are allocated to reduce the carrying amount of assets in the CGU on a pro rata basis.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

Non-financial assets that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstances indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior periods. A reversal of an impairment loss is recognized in the consolidated statement of comprehensive income (loss).

Future Termination Benefits

(m)	Future Termination Benefits

Employees of the Company’s Mexican operations are entitled under local labour laws to employee departure indemnities, generally based on each employee’s length of service, employment category and remuneration.

The cost of these retirement benefits is determined using the projected unit credit method. Current service cost and any past service cost are recognized in the same line item in the consolidated statement of comprehensive income (loss) as the related compensation cost.

The most significant assumptions used in accounting for post employment benefits are the discount rate, turnover rate, salary and wage rate increase and the life of mine. The unwinding of the discount on these liabilities is charged to the Company’s consolidated statement of comprehensive income (loss) as interest cost. The values attributed to the liabilities are assessed in accordance with the advice of independent qualified actuaries.

Current and deferred income tax

(n)	Current and deferred income tax

The tax expense for the period is comprised of current and deferred tax. Tax is recognized in the consolidated statement of comprehensive income (loss), except to the extent that it relates to items recognized in other comprehensive income (loss) or directly in equity.

The current income tax charge is calculated on the basis of the tax laws substantively enacted at the balance sheet date in the countries where the Company’s entities operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Where appropriate, the Company establishes provisions expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss. Deferred income tax is provided on temporary differences arising on investments in subsidiaries except in the case of a subsidiary where timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax is determined on a non discount basis using tax rates (and laws) that have been substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. In assessing the need to recognize a deferred tax asset, management considers all available evidence including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies.

The Company recognizes neither the deferred tax asset regarding the temporary difference on the rehabilitation liability, nor the corresponding deferred tax liability regarding the temporary difference on the rehabilitation asset.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

i.	Royalties - royalties, resource rent taxes and revenue-based taxes are accounted for under taxes when they have the characteristics of an income tax. This is considered to be the case when they are imposed under Government authority and the amount payable is based on taxable income – rather than based on quantity produced or as a percentage of revenue – after adjustment for temporary differences. For such arrangements, current and deferred tax is provided on the same basis as described above for other forms of taxation. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current provisions and included in cost of sales. The 7.5% Mexican mining royalty is based on earnings before interest tax, depreciation and amortization (EBITDA), is treated as an income tax in accordance with IFRS, as it is based on a measure of revenue less certain specified costs. The extraordinary mining royalty of 0.5% on precious metals revenues is not considered to be an income tax in accordance with IFRS as it is based on a percentage of revenue and not taxable income.

Share-based payments

(o)	Share-based payments

i.	Share option plan - employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the Company, as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

ii.	Equity-settled transactions - the costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted using the Black-Scholes option-pricing model.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in contributed surplus. No expense is recognized for awards that do not ultimately vest.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification, which increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee as measured at the date of modification.

The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share.

iii.	Cash-settled transactions - a Deferred Share Unit (“DSU”) Plan was established for directors of the Company. The cost of the DSUs is measured initially at fair value based on the closing price of the common shares preceding the day the DSUs are granted. The Company has the option of settling the DSUs in cash or common shares either from treasury or from market purchases. Accordingly, the expense is recorded in the consolidated statement of comprehensive income (loss) as share-based payments and credited to equity under contributed surplus.

A Restricted Share Unit (“RSU”) Plan was established for directors, certain employees and eligible contractors of the Company. The cost of the RSUs is measured initially at fair value on the authorization date based on the market price of the common shares preceding the day the RSUs are authorized by the Board of Directors. The Company has the option of settling the RSUs in cash or common shares either from treasury or from market purchases. Accordingly, the expense is recorded in the consolidated statement of comprehensive income (loss) in share-based payments and credited to equity under contributed surplus.

Revenue recognition

(p)	Revenue recognition

Company policy requires all production to be sold under contract. Revenue is only recognized on individual concentrate shipments when following conditions are satisfied:

●	Contracts with customers have been identified
●	Performance obligations in the contract have been identified
●	Transaction price is determined
●	Transaction price is allocated to the performance obligations in the contract
●	Performance obligation in the contract is satisfied

Satisfaction of these conditions depends on the terms of trade with individual customers. Generally, control over goods are considered to have transferred to the customer upon delivery.

Concentrate products are sold on a ‘provisional pricing’ basis where the sale price received by the group is subject to a final adjustment at the end of a period that may be up to three months after delivery to the customer. The final sale price is based on the market price on the quotational date in the contract of sale. Sales are initially recognized when the revenue recognition criteria have been satisfied, using market prices at that date. At each reporting date the provisionally priced shipment is marked to market based on the forward selling price for the quotational point specified in the contract until that point is reached. Revenue is only recognized on this basis where the forward selling price can be reliably measured.

Many of the Company’s sales are subject to an adjustment based on confirmation of the technical specifications of each shipment by the customer. In such cases, revenue is recognized based on the group’s best estimate of the technical specifications at the time of shipment, and any subsequent adjustments are recorded against revenue when final specifications are confirmed and agreed to by both parties, as per the offtake agreement terms.

Earnings per share

(q)	Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the net income (loss) for the period attributable to equity owners by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. Excellon’s potentially dilutive common shares comprise stock options granted to employees and warrants.

Segment reporting

(r)	Segment reporting

The Company has two reportable segments based on a geographical basis. During the year, the Company operated in Mexico and Canada. The Mexican operation is principally engaged in the acquisition, exploration, evaluation, development and exploitation of mining properties. The Platosa property is in commercial production and is earning revenue through the sale of silver-lead concentrate and silver-zinc concentrate. The Canadian operations are principally engaged in the financing, acquisition, exploration and evaluation of mining properties. Segments are reviewed by the CEO, who is considered to be the chief operating decision maker.

Leases

(s)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are amortized to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. In addition, the right-of-use assets may be periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, and variable payments that are based on an index or a rate.

Cash payments for the principal portion of the lease liability are presented within the financing activities and the interest portion of the lease liability is presented within the operating activities of the statement of cash flows. Short-term lease payments and variable lease payments not included in the measurement of the lease liability are presented within the operating activities of the statement of cash flows.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

The lease liability is measured at amortized cost using the effective interest method. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is re-measured in this way, a corresponding adjustment is either made to the carrying amount of the right-of-use asset or is recorded in the consolidated statement of comprehensive income (loss) if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has lease arrangements that include both lease and non-lease components. The Company accounts for each separate lease component and its associated non-lease components as a single lease component for all its asset classes. Additionally, for certain lease arrangements that involve leases of similar assets, the Company applies a portfolio approach to effectively account for the underlying right-of-use ROU assets and lease liabilities.

Farm-out accounting

(t)	Farm-out accounting

Mineral rights held by the Company which are subject to a farm-out arrangement, where a farmee incurs certain expenditures on a property to earn an interest in that property, are accounted as follows:

●	the Company does not record exploration expenditures made by the farmee on the property;
●	any cash consideration and the initial fair value of any shares received is credited against the costs previously capitalized to the mineral rights;
●	the change in fair value of any shares received by Company as part of a farm-out arrangement are recorded in the consolidated statement of comprehensive income (loss); and
●	the Company uses the carrying value of the mineral rights before the farm-out arrangement as the carrying value for the portion of the interest retained (if any).

Accounting standards issued but not yet applied

(u)	Accounting standards issued but not yet applied

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued Property, Plant and Equipment—Proceeds before Intended Use, which made amendments to IAS 16 Property, Plant and Equipment. The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use (i.e. pre-production revenue). Instead, a company will recognize such sales proceeds and related cost in the consolidated statement of comprehensive income (loss). The amendment is effective for annual periods beginning on or after January 1, 2022. The amendment is not currently applicable to the Company.